Leases - Supplemental cash flows information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	¥ 1,963,912		¥ 1,627,155	¥ 1,159,891
Operating cash flows payments for finance leases	56,637		6,000	0
Financing cash flows payments for finance leases	664,038	$ 94,956	0	0
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 2,321,749		¥ 3,381,451	¥ 3,010,986